Equity Investments (Tables)	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

Balance at December 31, 2019	$173,298
Partial sale of investment in Scorpio Tankers	(42,711)
Loss from change in fair value of investment in Scorpio Tankers	(106,730)
Balance at September 30, 2020	$23,857

Dividend income from Scorpio Tankers common stock	$872